Dividends - Summary of Declared Dividends (Details) - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
	Apr. 14, 2023	Apr. 01, 2023	Mar. 15, 2023	Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2022	Dec. 31, 2021	Mar. 01, 2023
Dividends Payable [Line Items]
Depositary share interest of 1/1000th in each 5.625%						0.01%
Payments of Ordinary Dividends						$ 40.0
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Preferred Stock, Dividend Rate, Percentage				5.625%		5.625%	5.625%
5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Preferred Stock, Dividend Rate, Percentage						5.95%	5.95%
5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Preferred Stock, Dividend Rate, Percentage					5.625%	5.625%	5.625%
Subsequent Event
Dividends Payable [Line Items]
Payments of Ordinary Dividends	$ 20.0
Subsequent Event | 5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Dividend, in usd per share								$ 351.56
Payable Date		Apr. 01, 2023
Record Date			Mar. 15, 2023
Depositary share dividend								$ 0.35156
Depositary share interest of 1/1000th in each 5.625%								0.001%
Preferred Stock, Dividend Rate, Percentage			5.625%
Subsequent Event | 5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Dividend, in usd per share								$ 0.3719
Payable Date		Apr. 01, 2023
Record Date			Mar. 15, 2023
Preferred Stock, Dividend Rate, Percentage			5.95%
Subsequent Event | 5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Dividend, in usd per share								$ 0.3516
Payable Date		Apr. 01, 2023
Record Date			Mar. 15, 2023
Preferred Stock, Dividend Rate, Percentage			5.625%